Restatement and Correction of an Error - Schedule of Restated Stockholder's Equity (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning Balance	$ (37,790,539)	$ (29,577,046)	$ (29,577,046)	$ (23,288,229)
Correction of accumulated error				13,878
Issuance of common stock		26,477	26,477	3,194
Exercise of stock options			$ 1,271	234,162
Exercise of stock options (Shares)			9,075
Stock-based compensation expense	180,509	172,183	$ 609,891	246,799
Net loss	(1,828,715)	(1,458,260)	(9,051,334)	(6,478,923)
Ending Balance	(39,743,801)	(30,504,144)	(37,790,539)	(29,577,046)
Series A Preferred Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued Series A preferred stock dividend	(75,084)	(76,981)	(307,927)	(307,927)
Common Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning Balance	$ 14,532	$ 36,919	$ 36,919	$ 2,922
Beginning Balance (in Shares)	14,531,511	36,918,882	36,918,882	2,922,284
Issuance of common stock		$ 204	$ 204	$ 31,940
Issuance of common stock (in Shares)		203,666	203,666	31,940,355
Exercise of stock options			$ 9	$ 2,057
Exercise of stock options (Shares)			9,075	2,056,243
Ending Balance	$ 14,532	$ 37,123	$ 14,532	$ 36,919
Ending Balance (in Shares)	14,531,511	37,122,548	14,531,511	36,918,882
Additional Paid-in Capital [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning Balance	$ 4,577,220	$ 3,160,491	$ 3,160,491	$ 2,539,486
Correction of accumulated error				170,847
Issuance of common stock		26,273	26,273	(28,746)
Exercise of stock options			1,262	232,105
Stock-based compensation expense	180,509	172,183	609,891	246,799
Ending Balance	4,763,841	3,768,430	4,577,220	3,160,491
Accumulated Deficit [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning Balance	(42,382,291)	(32,774,456)	(32,774,456)	(25,830,637)
Correction of accumulated error				(156,969)
Net loss	(1,828,715)	(1,458,260)	(9,051,334)	(6,478,923)
Ending Balance	(44,522,174)	(34,309,697)	(42,382,291)	(32,774,456)
Accumulated Deficit [Member] | Series A Preferred Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued Series A preferred stock dividend	$ (75,084)	(76,981)	(307,927)	(307,927)
As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning Balance		(25,355,442)	(25,355,442)	(23,288,229)
Issuance of common stock				3,194
Exercise of stock options				234,162
Stock-based compensation expense				246,799
Net loss				(2,243,441)
Ending Balance				(25,355,442)
As Previously Reported [Member] | Series A Preferred Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued Series A preferred stock dividend				(307,927)
As Previously Reported [Member] | Common Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning Balance		$ 36,919	$ 36,919	$ 2,922
Beginning Balance (in Shares)		36,918,882	36,918,882	2,922,284
Issuance of common stock				$ 31,940
Issuance of common stock (in Shares)				31,940,355
Exercise of stock options				$ 2,057
Exercise of stock options (Shares)				2,056,243
Ending Balance				$ 36,919
Ending Balance (in Shares)				36,918,882
As Previously Reported [Member] | Additional Paid-in Capital [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning Balance		$ 2,989,644	$ 2,989,644	$ 2,539,486
Issuance of common stock				(28,746)
Exercise of stock options				232,105
Stock-based compensation expense				246,799
Ending Balance				2,989,644
As Previously Reported [Member] | Accumulated Deficit [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning Balance		(28,382,005)	(28,382,005)	(25,830,637)
Net loss				(2,243,441)
Ending Balance				(28,382,005)
As Previously Reported [Member] | Accumulated Deficit [Member] | Series A Preferred Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued Series A preferred stock dividend				(307,927)
Error Correction [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning Balance		$ (4,221,604)	$ (4,221,604)
Net loss				(4,235,482)
Ending Balance				(4,221,604)
Error Correction [Member] | Accumulated Deficit [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss				(4,235,482)
Revision of Prior Period, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning Balance				(23,274,351)
Revision of Prior Period, Adjustment [Member] | Common Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning Balance				$ 2,922
Beginning Balance (in Shares)				2,922,284
Revision of Prior Period, Adjustment [Member] | Additional Paid-in Capital [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning Balance				$ 2,710,333
Revision of Prior Period, Adjustment [Member] | Accumulated Deficit [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning Balance				$ (25,987,606)